Share capital and other equity - Movement in shares (Details) - GBP (£) shares in Thousands, £ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Value of shares
Balance	£ 43,824	£ 43,556
Balance	41,803	43,824
Ordinary shares
Value of shares
Balance	12,129	12,094
Ordinary shares issued	38	35
Shares redeemed	(699)
Balance	£ 11,468	£ 12,129
Number of shares
At 1 January	12,129,165	12,093,909
Shares issued	(37,584)	35,256
Shares redeemed	(698,767)
At 31 December	11,467,982	12,129,165